Mortgage Banking Derivatives - Amount and fair value of mortgage banking derivatives (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Interest rate contracts for customers
Derivative [Line Items]
Notional Amount	$ 9,655
Fair Value, Asset	335
Forward contracts related to mortgage loans held-for-sale
Derivative [Line Items]
Notional Amount	11,750
Fair Value, Liability	$ (88)